Intangible assets and goodwill - Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Total intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	$ 694,995
Intangible assets and goodwill at end of period	1,305,048	$ 694,995
Development costs and software
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	58,133
Intangible assets and goodwill at end of period	85,342	58,133
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	2,039
Intangible assets and goodwill at end of period	15,891	2,039
Technologies
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	325,413
Intangible assets and goodwill at end of period	472,247	325,413
Distributor commission buyouts
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	2,538
Intangible assets and goodwill at end of period	19,486	2,538
Partner and merchant relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	306,872
Intangible assets and goodwill at end of period	712,082	306,872
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	1,114,593	1,126,768
Acquisitions through business combinations	867,365	(1,359)
Effect of movements in exchange rates	5,779	(10,816)
Intangible assets and goodwill at end of period	1,987,737	1,114,593
Cost | Total intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	896,141	982,531
Acquisitions	65,198	37,175
Acquisitions through business combinations	660,183	0
Settlement of advances to a third party	2,047	12,967
Transfer		0
Disposal	4	36
Fully amortized assets	25,524	125,234
Effect of movements in exchange rates	6,132	(11,262)
Intangible assets and goodwill at end of period	1,604,173	896,141
Cost | Development costs and software
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	106,165	73,154
Acquisitions	44,095	34,405
Acquisitions through business combinations	3,131	0
Settlement of advances to a third party	0	0
Transfer		(137)
Disposal	0	36
Fully amortized assets	6,581	0
Effect of movements in exchange rates	737	(1,221)
Intangible assets and goodwill at end of period	147,547	106,165
Cost | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	4,826	11,935
Acquisitions	0	0
Acquisitions through business combinations	16,607	0
Settlement of advances to a third party	0	0
Transfer		0
Disposal	4	0
Fully amortized assets	0	7,109
Effect of movements in exchange rates	2	0
Intangible assets and goodwill at end of period	21,431	4,826
Cost | Technologies
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	395,683	402,332
Acquisitions	785	173
Acquisitions through business combinations	185,081	0
Settlement of advances to a third party	0	0
Transfer		0
Disposal	0	0
Fully amortized assets	0	3,344
Effect of movements in exchange rates	1,621	(3,478)
Intangible assets and goodwill at end of period	583,170	395,683
Cost | Distributor commission buyouts
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	2,538	0
Acquisitions	20,318	2,597
Acquisitions through business combinations	0	0
Settlement of advances to a third party	0	0
Transfer		0
Disposal	0	0
Fully amortized assets	0	0
Effect of movements in exchange rates	(114)	(59)
Intangible assets and goodwill at end of period	22,742	2,538
Cost | Partner and merchant relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	386,929	495,110
Acquisitions	0	0
Acquisitions through business combinations	455,364	0
Settlement of advances to a third party	2,047	12,967
Transfer		137
Disposal	0	0
Fully amortized assets	18,943	114,781
Effect of movements in exchange rates	3,886	(6,504)
Intangible assets and goodwill at end of period	829,283	386,929
Cost | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	1,114,593	1,126,768
Acquisitions through business combinations	867,365	(1,359)
Settlement of advances to a third party	0	0
Transfer		0
Disposal	0	0
Fully amortized assets	0	0
Effect of movements in exchange rates	5,779	(10,816)
Intangible assets and goodwill at end of period	1,987,737	1,114,593
Accumulated depreciation | Total intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(201,146)	(234,931)
Disposal		(7)
Fully amortized assets	(25,524)	(125,234)
Amortization	121,975	93,009
Effect of movements in exchange rates	(1,528)	1,553
Intangible assets and goodwill at end of period	(299,125)	(201,146)
Accumulated depreciation | Development costs and software
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(48,032)	(33,310)
Disposal		(7)
Fully amortized assets	(6,581)	0
Amortization	20,376	15,584
Effect of movements in exchange rates	(378)	855
Intangible assets and goodwill at end of period	(62,205)	(48,032)
Accumulated depreciation | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(2,787)	(8,803)
Disposal		0
Fully amortized assets	0	(7,109)
Amortization	2,753	1,093
Effect of movements in exchange rates	0	0
Intangible assets and goodwill at end of period	(5,540)	(2,787)
Accumulated depreciation | Technologies
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(70,270)	(44,762)
Disposal		0
Fully amortized assets	0	(3,344)
Amortization	40,312	29,118
Effect of movements in exchange rates	(341)	266
Intangible assets and goodwill at end of period	(110,923)	(70,270)
Accumulated depreciation | Distributor commission buyouts
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Disposal		0
Fully amortized assets	0	0
Amortization	3,192	0
Effect of movements in exchange rates	(64)	0
Intangible assets and goodwill at end of period	(3,256)	0
Accumulated depreciation | Partner and merchant relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(80,057)	(148,056)
Disposal		0
Fully amortized assets	(18,943)	(114,781)
Amortization	55,342	47,214
Effect of movements in exchange rates	(745)	432
Intangible assets and goodwill at end of period	(117,201)	(80,057)
Accumulated depreciation | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Disposal		0
Fully amortized assets	0	0
Effect of movements in exchange rates	0	0
Intangible assets and goodwill at end of period	$ 0	$ 0